Shareholders’ equity (deficiency) - Schedule of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance (in shares)	15,728,176	2,336,212
Granted (in shares)	913,672
Exercised (in shares)	5,962,264
Forfeited (in shares)	207,551
Options outstanding, ending balance (in shares)	10,472,033	15,728,176
Exercisable (in shares)	7,788,121
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, Weighted average exercise price per share, beginning balance (in USD per share)	$ 3.83
Granted, Weighted average exercise price per share (in USD per share)	10.93
Exercised, Weighted average exercise price per share (in USD per share)	2.91
Forfeited, Weighted average exercise price per share (in USD per share)	5.79
Options outstanding, Weighted average exercise price per share, ending balance (in USD per share)	4.93	$ 3.83
Exercisable, Weighted average exercise price per share (in USD per share)	$ 3.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, Weighted average remaining contractual term	6 years 2 months 23 days	6 years 2 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 4 months 2 days